Intangible Assets - Summary of Amortisation Profile of Intangible Assets (Detail) £ in Millions	Dec. 31, 2023 GBP (£)
Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 146
Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	29
Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	109
One to five years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	71
One to five years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	22
One to five years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
One to five years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	84
Six to ten years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	41
Six to ten years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	7
Six to ten years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Six to ten years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	17
Eleven to fifteen years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	28
Eleven to fifteen years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Eleven to fifteen years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Eleven to fifteen years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	8
Sixteen to twenty years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	6
Sixteen to twenty years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Sixteen to twenty years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	0
Sixteen to twenty years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 0